UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end:	August 31
Date of reporting period:	September 1, 2013 – August 31, 2014
Item 1: Reports to Shareholders

Annual Report | August 31, 2014

Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Admiral™ Treasury Money Market Fund

The mission continues

On May 1, 1975, Vanguard began operations, a fledgling company based on the simple but revolutionary idea that a mutual fund company should be managed solely in the interest of its investors.

Four decades later, that revolutionary spirit continues to animate the enterprise. Vanguard remains on a mission to give investors the best chance of investment success.

As we mark our 40th anniversary, we thank you for entrusting your assets to Vanguard and giving us the opportunity to help you reach your financial goals in the decades to come.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	30
Admiral Treasury Money Market Fund.	42
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangements.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Since our founding, Vanguard has drawn inspiration from the enterprise and valor demonstrated by British naval hero Horatio Nelson and his command at the Battle of the Nile in 1798. The photograph displays a replica of a merchant ship from the same era as Nelson’s flagship, the HMS Vanguard.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2014
	7-Day	Total
	SEC Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.01%	0.02%
Money Market Funds Average		0.00
Institutional Shares	0.05%	0.06%
Institutional Money Market Funds Average		0.00
Money Market Funds Average and Institutional Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Federal Money Market Fund	0.01%	0.02%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Admiral Treasury Money Market Fund	0.01%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

While longer-term interest rates rose and then fell over the 12 months ended August 31, 2014, very short-term interest rates remained anchored near zero. As a consequence, money market funds provided little in the way of income.

Vanguard Prime Money Market Fund returned 0.02% for Investor Shares, and its Institutional Shares, with their lower expense ratio, returned 0.06%. Vanguard Federal Money Market Fund returned 0.02% and Vanguard Admiral Treasury Money Market Fund 0.01%. Those slim returns were nevertheless more than the 0.00% average return of each of their peer groups.

The funds’ 7-day SEC yields were little changed from a year earlier. As of August 31, the yield of the Prime Money Market Fund held steady at 0.01% for Investor Shares and ticked up from 0.04% to 0.05% for Institutional Shares. The yield of the Federal Money Market Fund slipped from 0.02% to 0.01%, and that of the Admiral Treasury Money Market Fund stood unchanged at 0.01%.

On a separate note, the Securities and Exchange Commission adopted a number of changes in July to money market fund regulations. With these changes, and the significant safeguards it adopted in 2010, the SEC has issued a strong response to those who believe that institutional money market funds pose a systemic risk to the financial markets. The vast majority of investors in Vanguard money market funds will not be affected by the changes. A brief overview of the new rules can be found in the box on page 7.

Fixed income saw solid gains both at home and abroad
The broad U.S. taxable bond market returned 5.66% for the period, rallying from the drubbing it took a year ago. Municipal bonds fared even better, returning 10.14% as greater investor appetite for tax-exempt income drove up demand and as a decline in new issues limited supply.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 6.52%. The European Central Bank continued its monetary easing, which included the unprecedented step of lowering a key interest rate below zero, to –0.10%, to try to avert deflation and induce banks to lend and thus fuel economic growth. The central banks of Japan and China implemented stimulus measures as well.

Following such a strong advance for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Stocks cleared hurdles en route to new highs
Despite an assortment of challenges, the broad U.S. stock market recorded an impressive return of about 25% for the 12 months ended August 31. U.S. stocks

Market Barometer
	Average Annual Total Returns Periods Ended August 31, 2014

	One Year	Three Years	Five Years

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.66%	2.91%	4.48%
Barclays Municipal Bond Index (Broad tax-exempt market)	10.14	4.88	5.39
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.04	0.07

Stocks
Russell 1000 Index (Large-caps)	25.36%	20.80%	17.24%
Russell 2000 Index (Small-caps)	17.68	19.00	17.03
Russell 3000 Index (Broad U.S. market)	24.74	20.65	17.22
FTSE All-World ex US Index (International)	18.04	9.48	8.44

CPI
Consumer Price Index	1.70%	1.64%	1.96%

registered positive results in all but two months, and a late-July swoon was followed by an August flurry of record highs.

Investors applauded mostly solid corporate earnings, generally upbeat economic news, and the Federal Reserve’s continued accommodative policies. Still, turmoil in the Middle East and Ukraine, economic worries in Europe and China, and uncertainty about the Fed’s next moves pressured stocks at different times.

International stocks returned about 18%. Emerging markets, after sliding earlier in the period, rebounded to lead the way. The developed markets of the Pacific region and Europe trailed but still notched double-digit returns.

Despite very low rates, the advisor eked out incremental income
Bonds have confounded expectations so far in 2014. The markets had anticipated that yields, which had been rising across the board toward the end of 2013, would continue to do so once the Fed began scaling back its unprecedented bond-buying program. That proved to be the case for some shorter-dated bonds, but a revival in investor demand for longer-dated securities sent their yields in the opposite direction even as the Fed pulled back on its purchases.

The yield of the 10-year U.S. Treasury note fell to 2.34% as of August 31, from 2.76% 12 months earlier, and the 30-year Treasury fell to 3.08% from 3.72%. In contrast, the yield of the 3-month Treasury bill ended

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group Average
	Fund
Prime Money Market
Investor Shares	0.17%	0.23%
Institutional Shares	0.10	0.21
Federal Money Market	0.14	0.14
Admiral Treasury Money Market	0.09	0.12

The fund expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year.
For the fiscal year ended August 31, 2014, the funds’ expense ratios were: for the Prime Money Market Fund, 0.14% for Investor Shares and
0.10% for Institutional Shares; for the Federal Money Market Fund, 0.09%; for the Admiral Treasury Money Market Fund, 0.05%. The expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund
reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral
Treasury Money Market Fund, 0.09%.

Peer groups: For the Prime Money Market Fund Investor Shares, Money Market Funds, and for the Institutional Shares, Institutional
Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money
Market Fund, U.S. Treasury Money Market Funds.

the period at 0.03%, and that of the 6-month bill at 0.06%, both very near where they had started.

Even in this environment, the funds’ advisor, Vanguard Fixed Income Group, was able to find some relative value opportunities among U.S. government securities, which are the focus of the Admiral Treasury and Federal Money Market Funds and make up a significant part of the Prime Money Market Fund as well.

The Prime Money Market Fund, which has a broader investment mandate than the other funds, was able to increase its diversification and make a little more income over the 12 months by adding to its overseas holdings. While lightening the fund’s allocation to U.S. government obligations and commercial paper, the fund’s advisor selectively added high-quality European debt offering attractive yields. The decision to reenter the European market reflects the region’s progress in stabilizing its economy and financial system. The fund continued to hold Australian and Canadian debt as well. (All securities the fund invests in are denominated in U.S. dollars to avoid currency risk.)

The advisor also saw relative value in some new types of securities launched in 2014. They included repurchase agreements with the Fed as the counterparty, which were bought by the Prime Money Market Fund, and a two-year floating-rate note issued by the Treasury, which the advisor included in the Admiral Treasury Money Market Fund.

Total Returns Ten Years Ended August 31, 2014

Average Annual Return

Prime Money Market Fund Investor Shares	1.69%
Money Market Funds Average	1.35
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Federal Money Market Fund	1.62%
Government Money Market Funds Average	1.31
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Treasury Money Market Fund	1.52%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.16
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

For more information about the advisor’s strategies and the funds’ positioning during the year, please see the Advisor’s Report that follows this letter.

Gains that came early on buoyed the three funds’ ten-year returns
Although Fed monetary policy has translated into very low returns for the three funds since the financial crisis began, gains made before then helped lift their performance over the last decade. For the ten years ended August 31, 2014, the average annual return for the Prime Money Market Fund was 1.69% for Investor Shares and 1.82% for Institutional Shares. The Federal Money Market Fund returned a little less than that, 1.62%, and the Admiral Treasury Money Market Fund 1.52%. It’s pleasing to note that all three funds outpaced the average annual returns of their peer funds by 24 to 36 basis points, not insignificant margins given how low yields have been. (A basis point is one-hundredth of a percentage point.)

High costs don’t equal strong fund performance
The adage “You get what you pay for” doesn’t apply to mutual funds. In fact, the reverse is true: Research suggests that higher costs are consistent with weaker returns. (See, for example, Shopping for Alpha: You Get What You Don’t Pay For at vanguard.com/research.)

Changes in Yields
	SEC 7-Day Annualized Yield
	August 31,	August 31,
Money Market Fund	2014	2013
Prime
Investor Shares	0.01%	0.01%
Institutional Shares	0.05	0.04
Federal	0.01	0.02
Admiral Treasury	0.01	0.01

Wouldn’t paying the highest fees allow you to purchase the services of the greatest talents, and therefore get you the best returns? As it turns out, the data don’t support that argument. The explanation is simple: Every dollar paid for management fees is a dollar less earning potential return. Keeping expenses down can help narrow the gap between what the markets return and what investors actually earn.

That’s why Vanguard seeks to minimize costs on all our funds. Indexing, of course, is the purest expression of low-cost investing. And we negotiate low fees for our actively managed funds, which are run by world-class advisors. It’s a strategy that reflects decades of experience and research, boiled down to one tenet: The less you pay, the more you keep.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 11, 2014

New rules on money funds won’t affect most Vanguard investors

New rules governing money market funds garnered significant attention over the summer. But under these rules, approved by the Securities and Exchange Commission (SEC), it will be business as usual for the vast majority of Vanguard clients invested in such funds. A key point is that money market funds catering to individual investors will be allowed to continue to seek to maintain a stable $1 share price, or net asset value (NAV).

The SEC has put in place a new framework that will enable a fund’s board of directors to address a “run on the fund” by imposing redemption fees or even suspending redemptions. The board will be able to take these measures when the fund’s liquidity—the percentage of its assets invested in securities that may be readily traded in the market—falls below a certain predefined level.

More extensive changes are in store for institutional money market funds, which proved more susceptible to large-scale redemptions during the 2008–2009 financial crisis. Most significantly, these funds will have to shift from a fixed share price to a floating NAV.

Although some rules must be implemented sooner, the compliance date for the core reforms is in autumn 2016, which gives investors time to find alternatives if they wish. We will no doubt be reporting to you again as we work through the implications of these changes for our clients and our lineup of funds.

Advisor’s Report

With short-term interest rates hovering near zero for more than five years now, money market instruments yielded little return for the fiscal year ended August 31, 2014. Vanguard Prime Money Market Fund returned 0.02% for Investor Shares and 0.06% for Institutional Shares. Vanguard Federal Money Market Fund returned 0.02% and Vanguard Admiral Treasury Money Market Fund 0.01%. While those returns are frustratingly low, the funds continued to fulfill their crucial role for investors as a very liquid, high-quality cash management vehicle.

The investment environment
Bond yields drifted higher toward the end of 2013 in anticipation that the Federal Reserve would start dialing back its bond purchases given what it deemed to be sufficient underlying strength in the economy. But yields at the longer end of the curve reversed course in the new year, in part because the economy unexpectedly contracted in the first quarter. Severe winter weather took a toll on housing, consumer spending, and employment; that in turn made any imminent rise in interest rates seem less probable. So, too, did forward guidance from the Fed that it was likely to keep rates low even after its bond-buying ended.

A revival in demand in 2014 for longer-term bonds also contributed to the drop in their yields. Some investors began to rebalance their portfolios out of equities and into bonds after last year’s strong run-up in the stock market. More demand also came from international buyers who saw relative value in U.S. bonds. And heightened tensions in Eastern Europe and the Middle East drove more risk-averse investors to turn to bonds as a safe harbor for their assets.

For money market instruments, however, yields remained close to zero throughout the fiscal year.

Portfolio adjustments
As you may have heard, the Securities and Exchange Commission (SEC) announced in July a number of changes to money market fund regulations. The changes aim to ensure greater stability and transparency for these funds. (See page 7.) We expect these changes to have minimal impact on our money market funds, which are already conservatively managed.

As we have a very broad and active credit-review process, European bank debt came back on our radar early this fiscal year because of improvements in the region’s economies and in balance sheets since the financial crisis. In particular, our analysis identified opportunities for the Prime Money Market Fund to further diversify and capture some incremental yield from debt issued by British and Northern European banks. Along with Canadian and Australian debt, the fund’s exposure to foreign securities totaled about 37% of the fund’s assets at the end of the period.

The Prime Money Market Fund also began investing in repurchase agreements with the Fed as the counterparty. In these “repos,” the fund pays cash and receives Treasury bonds from the Fed overnight; in return, the fund receives its money back the next day plus an agreed-upon amount of interest. One attraction of the repos is their very high credit quality given that the counterparty is the Fed. These securities also qualify as weekly liquidity, which makes them useful in light of the new SEC regulations.

In the Admiral Treasury Money Market Fund, we have begun to include 2-year floating-rate Treasury notes. They offer some additional yield over a 3-month Treasury bill as well as some diversification in a portfolio whose choices are limited to securities backed by the full faith and credit of the U.S. government.

The outlook
We expect growth in the U.S. economy to pick up, allowing the Fed to stay on schedule with ending its bond purchases later this year and to begin slowly tightening the federal funds rate sometime in 2015. The tightening is likely to end, however, at a level below the historical average.

As the eventual tightening of monetary policy is likely to be accompanied by an increase in market volatility, we will stand ready to take advantage of any price dislocations that may arise.

We are also entering the new fiscal year with weighted average maturities in the Prime and Federal Money Market Funds a little shorter than they were this time last year. That will give us the dry powder to take advantage of opportunities to invest in higher-yielding securities even if they lengthen the funds’ average maturity.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out ways to produce competitive returns.

David R. Glocke, Principal

Vanguard Fixed Income Group

September 17, 2014

Prime Money Market Fund

Fund Profile
As of August 31, 2014

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.17%	0.10%
7-Day SEC Yield	0.01%	0.05%
Average Weighted
Maturity	55 days	55 days

Sector Diversification (% of portfolio)
Certificates of Deposit	9.3%
U.S. Commercial Paper	5.3
U.S. Government Obligations	20.0
U.S. Treasury Bills	25.1
Yankee/Foreign	37.3
Other	3.0
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. The lowest rating for each issue is used. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 23, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2014, the expense ratios were 0.14% for Investor Shares and 0.10% for Institutional Shares. The expense ratio for the Prime Money Market Fund Investor Shares reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio for the Prime Money Market Fund Investor Shares was 0.16%.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2004, Through August 31, 2014
Initial Investment of $10,000

	Average Annual Total Returns Periods Ended August 31, 2014

				Final Value of a $10,000 Investment
	One Year	Five Years	Ten Years

Prime Money Market Fund Investor
Shares	0.02%	0.04%	1.69%	$11,820

Money Market Funds Average	0.00	0.00	1.35	11,429
Citigroup Three-Month U.S. Treasury
Bill Index	0.04	0.07	1.51	11,643

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value of a $5,000,000 Investment
	One Year	Five Years	Ten Years

Prime Money Market Fund Institutional
Shares	0.06%	0.13%	1.82%	$5,985,450

Institutional Money Market Funds Average	0.00	0.04	1.58	5,849,666
Citigroup Three-Month U.S. Treasury Bill
Index	0.04	0.07	1.51	5,821,292

See Financial Highlights for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2004, Through August 31, 2014		Money Market Funds Average Total Returns

	Investor Shares
Fiscal Year	Total Returns
2005	2.31%	1.68%
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
7-day SEC yield (8/31/2014): 0.01%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years

Investor Shares	6/4/1975	0.02%	0.05%	1.70%
Institutional Shares	10/3/1989	0.06	0.14	1.84

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (44.7%)
2	Fannie Mae Discount Notes	0.075%	9/8/14	68,850	68,849
2	Fannie Mae Discount Notes	0.070%	10/2/14	88,636	88,631
2	Fannie Mae Discount Notes	0.070%	10/7/14	2,316	2,316
2	Fannie Mae Discount Notes	0.065%	10/22/14	50,000	49,995
3	Federal Home Loan Bank Discount Notes	0.070%	9/5/14	431,816	431,813
3	Federal Home Loan Bank Discount Notes	0.070%	9/10/14	534,930	534,921
3	Federal Home Loan Bank Discount Notes	0.070%–0.072%	9/12/14	2,461,927	2,461,874
3	Federal Home Loan Bank Discount Notes	0.079%	9/17/14	6,103	6,103
3	Federal Home Loan Bank Discount Notes	0.079%–0.085%	9/19/14	642,000	641,974
3	Federal Home Loan Bank Discount Notes	0.085%	9/24/14	2,050,000	2,049,889
3	Federal Home Loan Bank Discount Notes	0.084%–0.085%	9/26/14	836,632	836,583
3	Federal Home Loan Bank Discount Notes	0.070%	10/2/14	43,500	43,497
3	Federal Home Loan Bank Discount Notes	0.070%	10/3/14	596,301	596,263
3	Federal Home Loan Bank Discount Notes	0.070%–0.074%	10/8/14	3,150,000	3,149,761
3	Federal Home Loan Bank Discount Notes	0.072%–0.074%	10/10/14	1,165,000	1,164,907
3	Federal Home Loan Bank Discount Notes	0.072%	10/15/14	2,908,900	2,908,644
3	Federal Home Loan Bank Discount Notes	0.070%	10/17/14	909,000	908,919
3	Federal Home Loan Bank Discount Notes	0.065%	10/22/14	25,000	24,998
3	Federal Home Loan Bank Discount Notes	0.065%	10/24/14	1,226,875	1,226,758
3	Federal Home Loan Bank Discount Notes	0.068%	10/29/14	231,000	230,975
3	Federal Home Loan Bank Discount Notes	0.070%	10/31/14	267,450	267,419
[3,4]	Federal Home Loan Banks	0.136%	10/1/14	150,000	149,997
[3,4]	Federal Home Loan Banks	0.101%	11/3/14	199,000	199,000
[3,4]	Federal Home Loan Banks	0.110%	2/27/15	496,000	495,975
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	97,500	97,500
[2,4]	Federal National Mortgage Assn.	0.137%	9/11/14	2,350,000	2,349,987
[2,4]	Federal National Mortgage Assn.	0.125%	2/27/15	3,350,000	3,349,588
[2,4]	Federal National Mortgage Assn.	0.126%	8/5/15	1,775,000	1,774,666
2	Freddie Mac Discount Notes	0.075%	9/10/14	43,750	43,749
	United States Treasury Bill	0.083%	9/11/14	250,000	249,994
	United States Treasury Bill	0.051%	11/13/14	1,200,000	1,199,876
	United States Treasury Bill	0.052%–0.053%	11/28/14	2,500,000	2,499,680
	United States Treasury Bill	0.052%–0.055%	12/4/14	2,150,000	2,149,699
	United States Treasury Bill	0.065%	12/11/14	500,000	499,909

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Bill	0.067%–0.068%	12/18/14	1,700,000	1,699,657
United States Treasury Bill	0.065%	1/2/15	754,325	754,157
United States Treasury Bill	0.058%–0.060%	1/29/15	3,350,000	3,349,167
United States Treasury Bill	0.056%	2/5/15	2,840,000	2,839,306
United States Treasury Bill	0.050%–0.051%	2/12/15	2,784,800	2,784,163
United States Treasury Bill	0.046%	2/19/15	1,000,000	999,783
5 United States Treasury Bill	0.046%–0.052%	2/26/15	2,495,000	2,494,410
United States Treasury Note/Bond	0.250%	9/15/14	735,000	735,034
United States Treasury Note/Bond	0.250%	9/30/14	703,000	703,085
United States Treasury Note/Bond	2.375%	9/30/14	396,000	396,705
United States Treasury Note/Bond	0.500%	10/15/14	100,000	100,046
United States Treasury Note/Bond	2.375%	10/31/14	1,502,000	1,507,580
United States Treasury Note/Bond	0.375%	11/15/14	3,080,000	3,081,835
United States Treasury Note/Bond	4.250%	11/15/14	767,250	773,760
United States Treasury Note/Bond	0.250%	11/30/14	646,000	646,283
United States Treasury Note/Bond	2.125%	11/30/14	1,138,000	1,143,640
United States Treasury Note/Bond	0.250%	12/15/14	155,000	155,082
United States Treasury Note/Bond	4.000%	2/15/15	50,000	50,889
United States Treasury Note/Bond	0.250%	2/28/15	361,000	361,310
United States Treasury Note/Bond	2.375%	2/28/15	759,500	768,166
United States Treasury Note/Bond	0.375%	3/15/15	300,000	300,475
Total U.S. Government and Agency Obligations (Cost $58,399,242)				58,399,242
Commercial Paper (19.5%)
Finance—Auto (1.2%)
American Honda Finance Corp.	0.130%	9/22/14	80,000	79,994
American Honda Finance Corp.	0.130%	9/26/14	46,000	45,996
American Honda Finance Corp.	0.140%	10/6/14	57,300	57,292
American Honda Finance Corp.	0.140%	11/6/14	91,000	90,977
American Honda Finance Corp.	0.140%	11/7/14	48,000	47,987
American Honda Finance Corp.	0.140%	11/10/14	61,000	60,983
American Honda Finance Corp.	0.140%	11/13/14	54,500	54,485
American Honda Finance Corp.	0.140%	11/14/14	103,000	102,970
4 Toyota Motor Credit Corp.	0.175%	9/18/14	194,000	194,000
Toyota Motor Credit Corp.	0.200%	10/1/14	145,500	145,476
4 Toyota Motor Credit Corp.	0.196%	10/31/14	158,000	158,000
4 Toyota Motor Credit Corp.	0.196%	11/5/14	75,000	75,000
4 Toyota Motor Credit Corp.	0.199%	11/7/14	99,000	99,000
4 Toyota Motor Credit Corp.	0.196%	11/13/14	54,000	54,000
4 Toyota Motor Credit Corp.	0.207%	12/4/14	221,000	221,000
4 Toyota Motor Credit Corp.	0.196%	1/5/15	74,000	74,000
				1,561,160
Finance—Other (1.3%)
General Electric Capital Corp.	0.190%	9/29/14	99,000	98,985
General Electric Capital Corp.	0.190%	10/2/14	149,000	148,976
General Electric Capital Corp.	0.190%	11/4/14	233,000	232,921
General Electric Capital Corp.	0.190%	11/5/14	124,500	124,457
General Electric Capital Corp.	0.190%	11/7/14	123,000	122,957
General Electric Capital Corp.	0.190%	11/12/14	123,500	123,453
General Electric Capital Corp.	0.190%	11/19/14	100,000	99,958
General Electric Capital Corp.	0.190%	12/1/14	173,000	172,917
General Electric Capital Corp.	0.170%	12/4/14	76,000	75,966
General Electric Capital Corp.	0.190%	12/8/14	49,500	49,475
General Electric Capital Corp.	0.210%	2/5/15	49,500	49,455

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	General Electric Capital Corp.	0.210%	2/6/15	49,500	49,454
	General Electric Capital Corp.	0.200%	2/13/15	99,000	98,909
	General Electric Capital Corp.	0.200%	2/23/15	38,750	38,712
6	Govco LLC	0.180%	9/16/14	76,000	75,994
6	Old Line Funding LLC	0.150%	9/29/14	59,000	58,993
6	Old Line Funding LLC	0.170%	12/1/14	50,027	50,006
					1,671,588
Foreign Banks (11.8%)
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.215%	9/16/14	40,000	40,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.167%	10/9/14	397,000	396,998
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.165%	10/24/14	377,000	377,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.226%	11/20/14	250,000	250,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.191%	2/13/15	247,500	247,494
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.225%	2/25/15	417,000	417,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.226%	3/5/15	134,000	134,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.226%	3/5/15	226,000	226,000
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.228%	5/7/15	247,000	246,991
[4,6]	Australia & New Zealand Banking Group, Ltd.	0.221%	5/14/15	247,500	247,491
[4,6]	Commonwealth Bank of Australia	0.225%	9/25/14	750,000	750,000
[4,6]	Commonwealth Bank of Australia	0.225%	10/24/14	39,500	39,502
[4,6]	Commonwealth Bank of Australia	0.176%	11/12/14	247,500	247,500
[4,6]	Commonwealth Bank of Australia	0.226%	11/28/14	90,000	90,000
[4,6]	Commonwealth Bank of Australia	0.226%	12/5/14	198,000	198,000
[4,6]	Commonwealth Bank of Australia	0.186%	12/17/14	44,000	43,999
[4,6]	Commonwealth Bank of Australia	0.226%	1/16/15	142,000	141,997
[4,6]	Commonwealth Bank of Australia	0.237%	2/6/15	173,000	172,996
[4,6]	Commonwealth Bank of Australia	0.234%	2/13/15	181,000	180,997
[4,6]	Commonwealth Bank of Australia	0.225%	2/20/15	223,000	222,997
[4,6]	Commonwealth Bank of Australia	0.226%	3/16/15	193,000	192,995
[4,6]	Commonwealth Bank of Australia	0.236%	3/23/15	500,000	500,000
[4,6]	Commonwealth Bank of Australia	0.236%	3/30/15	530,000	529,992
6	DNB Bank ASA	0.190%	9/5/14	165,000	164,996
6	DNB Bank ASA	0.170%	10/8/14	750,000	749,869
[4,6]	National Australia Funding Delaware Inc.	0.205%	2/23/15	1,000,000	1,000,000
6	Nordea Bank AB	0.210%	9/9/14	600,000	599,972
6	Nordea Bank AB	0.225%	10/20/14	34,650	34,639
6	Nordea Bank AB	0.225%	10/23/14	120,000	119,961
6	Nordea Bank AB	0.225%	10/24/14	45,000	44,985
6	Nordea Bank AB	0.225%	10/27/14	125,000	124,956
6	Skandinaviska Enskilda Banken AB	0.170%	9/4/14	305,000	304,996
6	Skandinaviska Enskilda Banken AB	0.170%	9/11/14	255,000	254,988
6	Skandinaviska Enskilda Banken AB	0.170%	10/1/14	495,000	494,930
6	Skandinaviska Enskilda Banken AB	0.170%	10/2/14	136,000	135,980
6	Svenska Handelsbanken Inc.	0.220%	9/26/14	375,000	374,943
6	Svenska Handelsbanken Inc.	0.205%	11/7/14	495,000	494,811
	Swedbank AB	0.165%	9/12/14	197,000	196,990
	Swedbank AB	0.165%	9/18/14	200,000	199,984
	Swedbank AB	0.165%	9/23/14	150,000	149,985
	Swedbank AB	0.165%	9/24/14	150,000	149,984
	Swedbank AB	0.170%	10/6/14	76,000	75,987
	Swedbank AB	0.180%	10/7/14	167,000	166,970
	Swedbank AB	0.170%	10/8/14	153,000	152,973
	Swedbank AB	0.170%	10/9/14	153,000	152,973
	Swedbank AB	0.170%	10/10/14	13,000	12,998

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
	Swedbank AB	0.180%	10/24/14	200,000	199,947
	Swedbank AB	0.180%	10/27/14	200,000	199,944
	Swedbank AB	0.180%	10/28/14	100,000	99,971
	Swedbank AB	0.190%	10/30/14	196,000	195,939
	Swedbank AB	0.190%	10/31/14	14,000	13,996
	Swedbank AB	0.190%	11/6/14	185,000	184,936
[4,6]	Westpac Banking Corp.	0.225%	9/17/14	201,000	201,000
[4,6]	Westpac Banking Corp.	0.226%	9/19/14	201,000	201,000
[4,6]	Westpac Banking Corp.	0.225%	9/22/14	1,071,000	1,071,000
[4,6]	Westpac Banking Corp.	0.226%	11/14/14	97,000	97,000
[4,6]	Westpac Banking Corp.	0.229%	12/8/14	550,000	550,000
[4,6]	Westpac Banking Corp.	0.226%	3/5/15	100,000	100,006
[4,6]	Westpac Banking Corp.	0.226%	3/13/15	42,350	42,350
[4,6]	Westpac Banking Corp.	0.227%	7/10/15	200,000	199,992
					15,409,900
Foreign Governments (1.2%)
6	CDP Financial Inc.	0.150%	9/9/14	49,000	48,998
6	CDP Financial Inc.	0.160%	9/15/14	24,750	24,748
6	CDP Financial Inc.	0.190%	9/16/14	29,750	29,748
6	CDP Financial Inc.	0.160%	9/18/14	19,750	19,748
6	CDP Financial Inc.	0.190%	10/1/14	49,500	49,492
6	CDP Financial Inc.	0.190%	10/10/14	49,500	49,490
6	CDP Financial Inc.	0.190%	10/28/14	39,500	39,488
6	CDP Financial Inc.	0.190%	10/29/14	20,000	19,994
6	CDP Financial Inc.	0.190%	11/3/14	49,500	49,484
6	CDP Financial Inc.	0.190%	11/4/14	24,750	24,742
6	CDP Financial Inc.	0.210%	11/25/14	19,750	19,740
7	CPPIB Capital Inc.	0.140%	9/2/14	248,000	247,999
7	CPPIB Capital Inc.	0.140%	9/3/14	35,000	35,000
7	CPPIB Capital Inc.	0.140%	9/4/14	119,000	118,999
7	CPPIB Capital Inc.	0.140%	9/12/14	118,500	118,495
7	CPPIB Capital Inc.	0.140%	10/1/14	77,000	76,991
7	CPPIB Capital Inc.	0.140%	10/2/14	125,500	125,485
7	CPPIB Capital Inc.	0.140%	10/6/14	136,750	136,731
7	PSP Capital Inc.	0.140%	9/2/14	22,000	22,000
7	PSP Capital Inc.	0.140%	9/5/14	15,000	15,000
7	PSP Capital Inc.	0.140%	9/10/14	42,000	41,998
7	PSP Capital Inc.	0.150%	9/15/14	23,000	22,999
7	PSP Capital Inc.	0.150%	9/17/14	52,000	51,997
7	PSP Capital Inc.	0.160%	9/22/14	30,750	30,747
7	PSP Capital Inc.	0.150%	10/14/14	17,600	17,597
7	PSP Capital Inc.	0.150%	10/16/14	24,000	23,995
7	PSP Capital Inc.	0.160%	11/19/14	43,250	43,235
7	PSP Capital Inc.	0.160%	11/25/14	53,000	52,980
					1,557,920
Foreign Industrial (1.3%)
6	Anheuser-Busch Inbev Worldwide Inc.	0.120%	9/2/14	31,700	31,700
6	BASF SE	0.130%	9/23/14	76,000	75,994
6	BASF SE	0.130%	9/24/14	95,000	94,992
6	BASF SE	0.130%	9/26/14	76,000	75,993
6	GlaxoSmithKline Finance plc	0.120%	9/3/14	99,000	98,999
6	GlaxoSmithKline Finance plc	0.120%	9/15/14	146,000	145,993
6	GlaxoSmithKline Finance plc	0.130%	9/25/14	38,000	37,997
6	GlaxoSmithKline Finance plc	0.130%	9/30/14	168,500	168,482

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
6 GlaxoSmithKline Finance plc	0.140%	10/2/14	99,000	98,988
6 GlaxoSmithKline Finance plc	0.140%	10/8/14	123,000	122,982
6 GlaxoSmithKline Finance plc	0.140%	10/14/14	107,000	106,982
6 GlaxoSmithKline Finance plc	0.155%	10/31/14	231,000	230,940
6 Nestle Capital Corp.	0.180%	1/28/15	123,500	123,408
Nestle Finance International Ltd.	0.180%	2/23/15	116,000	115,899
6 Sanofi	0.130%	9/19/14	39,000	38,998
6 Sanofi	0.130%	9/26/14	36,000	35,997
Toyota Credit Canada Inc.	0.210%	9/17/14	41,000	40,996
Toyota Credit Canada Inc.	0.210%	9/18/14	42,000	41,996
Toyota Credit Canada Inc.	0.210%	10/20/14	40,000	39,989
Toyota Credit Canada Inc.	0.220%	1/6/15	19,500	19,485
				1,746,810
Industrial (2.7%)
6 Apple Inc.	0.150%	11/5/14	19,500	19,495
6 Apple Inc.	0.150%	11/10/14	20,000	19,994
6 Chevron Corp.	0.120%	9/17/14	75,000	74,996
6 Chevron Corp.	0.120%	9/18/14	75,000	74,996
6 Procter & Gamble Co.	0.160%	10/23/14	49,000	48,989
6 Procter & Gamble Co.	0.160%	10/24/14	99,000	98,977
6 Procter & Gamble Co.	0.160%	10/27/14	99,000	98,975
6 Procter & Gamble Co.	0.160%	10/30/14	72,500	72,481
6 Procter & Gamble Co.	0.160%	10/31/14	109,000	108,971
6 Procter & Gamble Co.	0.170%	12/1/14	49,500	49,479
6 The Coca-Cola Co.	0.180%	9/2/14	49,500	49,500
6 The Coca-Cola Co.	0.180%	9/3/14	49,500	49,499
6 The Coca-Cola Co.	0.180%	9/4/14	79,500	79,499
6 The Coca-Cola Co.	0.180%	9/5/14	79,000	78,998
6 The Coca-Cola Co.	0.180%	9/8/14	80,000	79,997
6 The Coca-Cola Co.	0.180%	10/3/14	109,000	108,983
6 The Coca-Cola Co.	0.180%	10/9/14	148,500	148,472
6 The Coca-Cola Co.	0.180%	10/14/14	49,500	49,489
6 The Coca-Cola Co.	0.170%	11/6/14	198,750	198,688
6 The Coca-Cola Co.	0.170%	11/12/14	49,500	49,483
6 The Coca-Cola Co.	0.170%	11/13/14	148,500	148,449
6 The Coca-Cola Co.	0.170%	11/14/14	247,500	247,414
6 The Coca-Cola Co.	0.170%	11/17/14	124,000	123,955
6 The Coca-Cola Co.	0.180%	1/7/15	99,000	98,937
6 The Coca-Cola Co.	0.180%	1/9/15	50,000	49,967
6 The Coca-Cola Co.	0.190%	1/29/15	198,000	197,843
6 The Coca-Cola Co.	0.190%	1/30/15	198,000	197,842
6 The Coca-Cola Co.	0.190%	2/2/15	49,500	49,460
6 The Coca-Cola Co.	0.190%	2/5/15	74,250	74,188
6 The Coca-Cola Co.	0.200%	2/11/15	198,000	197,821
6 The Coca-Cola Co.	0.200%	2/13/15	197,500	197,319
6 The Coca-Cola Co.	0.200%	2/18/15	97,996	97,903
6 The Coca-Cola Co.	0.200%	2/19/15	50,000	49,952
6 The Coca-Cola Co.	0.200%	2/23/15	49,000	48,952
6 The Coca-Cola Co.	0.200%	2/25/15	50,000	49,951
6 The Coca-Cola Co.	0.200%	2/26/15	149,000	148,853
				3,538,767
Total Commercial Paper (Cost $25,486,145)				25,486,145

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Certificates of Deposit (31.1%)
Domestic Banks (7.9%)
Branch Banking & Trust Co.	0.190%	9/24/14	455,000	455,000
Citibank NA	0.210%	9/17/14	746,000	746,000
Citibank NA	0.210%	9/18/14	729,000	729,000
Citibank NA	0.200%	10/1/14	985,000	985,000
Citibank NA	0.195%	10/17/14	335,000	335,000
Citibank NA	0.210%	11/17/14	350,000	350,000
State Street Bank & Trust Co.	0.190%	9/10/14	991,000	991,000
State Street Bank & Trust Co.	0.200%	10/1/14	500,000	500,000
State Street Bank & Trust Co.	0.200%	10/6/14	208,500	208,500
State Street Bank & Trust Co.	0.200%	12/15/14	538,000	538,000
4 State Street Bank & Trust Co.	0.205%	12/15/14	500,000	500,000
4 Wells Fargo Bank NA	0.206%	11/5/14	510,000	510,000
Wells Fargo Bank NA	0.210%	11/6/14	395,000	395,000
4 Wells Fargo Bank NA	0.227%	1/29/15	612,000	612,000
4 Wells Fargo Bank NA	0.227%	2/11/15	495,000	495,000
4 Wells Fargo Bank NA	0.196%	2/20/15	360,000	360,000
4 Wells Fargo Bank NA	0.226%	3/3/15	480,000	480,000
4 Wells Fargo Bank NA	0.225%	3/24/15	400,000	400,000
4 Wells Fargo Bank NA	0.226%	4/1/15	160,000	160,000
4 Wells Fargo Bank NA	0.235%	5/15/15	420,000	420,000
4 Wells Fargo Bank NA	0.236%	6/4/15	70,000	70,000
				10,239,500
Eurodollar Certificates of Deposit (1.3%)
National Australia Bank Ltd.	0.190%	9/25/14	200,000	200,000
National Australia Bank Ltd.	0.190%	9/26/14	525,000	525,000
National Australia Bank Ltd.	0.200%	10/27/14	200,000	200,000
National Australia Bank Ltd.	0.200%	10/28/14	525,000	525,000
National Australia Bank Ltd.	0.210%	12/4/14	255,000	255,000
				1,705,000
Yankee Certificates of Deposit (21.9%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.207%	1/12/15	79,000	79,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.223%	3/9/15	50,000	49,999
4 Bank of Montreal (Chicago Branch)	0.176%	9/3/14	770,000	770,000
4 Bank of Montreal (Chicago Branch)	0.226%	9/5/14	81,150	81,150
Bank of Montreal (Chicago Branch)	0.170%	9/10/14	746,000	746,000
Bank of Montreal (Chicago Branch)	0.170%	10/2/14	620,000	620,000
4 Bank of Montreal (Chicago Branch)	0.186%	10/14/14	493,000	493,000
4 Bank of Montreal (Chicago Branch)	0.186%	11/3/14	280,000	279,998
4 Bank of Montreal (Chicago Branch)	0.189%	12/8/14	115,000	114,994
Bank of Nova Scotia (Houston Branch)	0.180%	9/15/14	700,000	699,999
Bank of Nova Scotia (Houston Branch)	0.180%	9/16/14	140,000	140,000
4 Bank of Nova Scotia (Houston Branch)	0.185%	10/27/14	350,000	349,997
4 Bank of Nova Scotia (Houston Branch)	0.187%	10/31/14	779,000	778,993
Bank of Nova Scotia (Houston Branch)	0.200%	12/4/14	645,000	645,000
Bank of Nova Scotia (Houston Branch)	0.220%	12/12/14	208,000	208,000
Bank of Nova Scotia (Houston Branch)	0.230%	2/18/15	430,000	429,990
4 Canadian Imperial Bank of Commerce
(New York Branch)	0.801%	9/19/14	77,000	77,025

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
4 Canadian Imperial Bank of Commerce
(New York Branch)	0.490%	11/3/14	93,000	93,054
Credit Suisse (New York Branch)	0.220%	9/5/14	500,000	500,000
Credit Suisse (New York Branch)	0.220%	9/12/14	200,000	200,000
Credit Suisse (New York Branch)	0.250%	9/15/14	440,000	440,000
Credit Suisse (New York Branch)	0.250%	9/16/14	535,000	535,000
DNB Bank ASA (New York Branch)	0.165%	9/9/14	193,000	193,000
DNB Bank ASA (New York Branch)	0.165%	9/23/14	198,000	198,000
DNB Bank ASA (New York Branch)	0.165%	10/8/14	149,000	149,000
DNB Bank ASA (New York Branch)	0.165%	10/9/14	65,000	65,000
DNB Bank ASA (New York Branch)	0.185%	10/23/14	198,000	198,000
DNB Bank ASA (New York Branch)	0.185%	11/3/14	300,000	300,000
DNB Bank ASA (New York Branch)	0.180%	11/18/14	750,000	750,000
Lloyds TSB Bank plc (New York Branch)	0.170%	9/22/14	500,000	500,000
Lloyds TSB Bank plc (New York Branch)	0.170%	10/17/14	800,000	800,000
Lloyds TSB Bank plc (New York Branch)	0.170%	10/17/14	500,000	500,000
Nordea Bank Finland plc (New York Branch)	0.205%	9/15/14	425,000	424,999
Nordea Bank Finland plc (New York Branch)	0.205%	9/17/14	425,000	424,999
Nordea Bank Finland plc (New York Branch)	0.210%	9/18/14	357,000	357,000
Nordea Bank Finland plc (New York Branch)	0.220%	10/22/14	95,000	94,999
Nordea Bank Finland plc (New York Branch)	0.215%	11/3/14	115,000	114,999
Nordea Bank Finland plc (New York Branch)	0.215%	11/24/14	200,000	199,998
Nordea Bank Finland plc (New York Branch)	0.215%	11/24/14	250,000	249,997
Nordea Bank Finland plc (New York Branch)	0.215%	12/1/14	215,000	215,000
4 Rabobank Nederland (New York Branch)	0.187%	10/6/14	575,000	575,000
4 Rabobank Nederland (New York Branch)	0.188%	10/7/14	611,000	611,000
4 Rabobank Nederland (New York Branch)	0.186%	10/14/14	1,600,000	1,600,000
4 Rabobank Nederland (New York Branch)	0.185%	10/24/14	500,000	500,000
4 Rabobank Nederland (New York Branch)	0.187%	10/31/14	500,000	500,000
Rabobank Nederland (New York Branch)	0.210%	12/5/14	50,000	50,001
4 Royal Bank of Canada (New York Branch)	0.205%	11/24/14	250,000	250,000
4 Royal Bank of Canada (New York Branch)	0.206%	12/1/14	440,000	440,000
4 Royal Bank of Canada (New York Branch)	0.236%	2/12/15	90,500	90,500
4 Royal Bank of Canada (New York Branch)	0.236%	2/20/15	157,250	157,250
4 Royal Bank of Canada (New York Branch)	0.235%	2/23/15	450,000	450,000
4 Royal Bank of Canada (New York Branch)	0.236%	3/4/15	497,000	497,000
4 Royal Bank of Canada (New York Branch)	0.235%	3/24/15	300,000	300,000
Svenska Handelsbanken (New York Branch)	0.215%	9/11/14	380,000	380,000
Svenska Handelsbanken (New York Branch)	0.225%	9/26/14	99,500	99,500
Svenska Handelsbanken (New York Branch)	0.215%	11/26/14	700,000	700,000
Svenska Handelsbanken (New York Branch)	0.200%	12/1/14	124,000	123,998
Svenska Handelsbanken (New York Branch)	0.215%	12/12/14	495,000	495,000
Svenska Handelsbanken (New York Branch)	0.200%	12/15/14	520,000	520,000
Svenska Handelsbanken (New York Branch)	0.200%	12/17/14	185,000	185,000
Toronto Dominion Bank (New York Branch)	0.200%	10/6/14	496,000	496,000
4 Toronto Dominion Bank (New York Branch)	0.186%	10/14/14	198,000	198,000
4 Toronto Dominion Bank (New York Branch)	0.186%	10/28/14	200,000	200,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/18/14	510,000	510,000
4 Toronto Dominion Bank (New York Branch)	0.215%	11/24/14	220,000	220,000
4 Toronto Dominion Bank (New York Branch)	0.215%	12/19/14	302,000	302,000
4 Toronto Dominion Bank (New York Branch)	0.216%	2/3/15	495,000	495,000
4 Toronto Dominion Bank (New York Branch)	0.217%	2/6/15	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	0.215%	5/18/15	400,000	400,000
4 Toronto Dominion Bank (New York Branch)	0.227%	6/8/15	296,000	296,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Toronto Dominion Bank (New York Branch)	0.225%	6/17/15	205,000	205,000
	UBS AG (Stamford Branch)	0.170%	9/2/14	275,000	275,000
	UBS AG (Stamford Branch)	0.180%	9/26/14	640,000	640,000
4	Westpac Banking Corp. (New York Branch)	0.215%	9/26/14	198,000	197,999
4	Westpac Banking Corp. (New York Branch)	0.226%	11/21/14	250,000	250,000
4	Westpac Banking Corp. (New York Branch)	0.226%	12/12/14	299,000	299,000
4	Westpac Banking Corp. (New York Branch)	0.225%	12/29/14	230,000	230,000
4	Westpac Banking Corp. (New York Branch)	0.227%	1/6/15	130,000	129,998
4	Westpac Banking Corp. (New York Branch)	0.225%	7/16/15	200,000	199,990
					28,634,426
Total Certificates of Deposit (Cost $40,578,926)					40,578,926
Other Notes (1.5%)
	Bank of America NA	0.190%	9/4/14	300,000	300,000
	Bank of America NA	0.190%	9/8/14	198,000	198,000
	Bank of America NA	0.190%	9/8/14	495,000	495,000
	Bank of America NA	0.190%	9/9/14	198,000	198,000
	Bank of America NA	0.190%	9/12/14	495,000	495,000
	Bank of America NA	0.200%	10/2/14	228,000	228,000
Total Other Notes (Cost $1,914,000)					1,914,000

				Shares
Money Market Fund (1.3%)
8	Vanguard Municipal Cash Management Fund
	(Cost $1,743,546)	0.047%		1,743,545,637	1,743,546

				Face
				Amount
				($000)
Tax-Exempt Municipal Bonds (0.1%)
9	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.050%	9/5/14	25,500	25,500
9	District of Columbia Revenue
	(Washington Drama Society) VRDO	0.060%	9/5/14	400	400
	Texas Department of Housing & Community
	Affairs Single Family Revenue VRDO	0.060%	9/5/14	12,940	12,940
	Texas Department of Housing & Community
	Affairs Single Mortgage Revenue VRDO	0.060%	9/5/14	41,200	41,200
9	Warren County KY Revenue
	(Western Kentucky University Student Life
	Foundation Inc. Project) VRDO	0.060%	9/5/14	14,900	14,900
9	Wisconsin Health & Educational Facilities
	Authority Revenue (Gundersen Lutheran) VRDO	0.080%	9/5/14	11,000	11,000
9	Wisconsin Health & Educational Facilities
	Authority Revenue (University of Wisconsin
	Medical Foundation) VRDO	0.070%	9/5/14	20,695	20,695
Total Tax-Exempt Municipal Bonds (Cost $126,635)					126,635
Corporate Bonds (1.2%)
Finance (0.3%)
4	Royal Bank of Canada	0.462%	1/6/15	265,500	265,727
[4,7]	National Australia Bank Ltd.	0.231%	9/19/14	93,075	93,077
					358,804

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Industrial (0.9%)
4	Toyota Motor Credit Corp.	0.234%	1/14/15	225,000	225,008
4	Toyota Motor Credit Corp.	0.231%	6/10/15	596,000	596,000
4	Toyota Motor Credit Corp.	0.235%	8/26/15	385,000	385,000
					1,206,008
Total Corporate Bonds (Cost $1,564,812)					1,564,812
Taxable Municipal Bonds (0.4%)
[7,9]	BlackRock Municipal Bond Trust TOB VRDO	0.170%	9/2/14	18,105	18,105
[7,9]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.170%	9/2/14	9,660	9,660
[7,9]	BlackRock Municipal Income Trust TOB VRDO	0.170%	9/2/14	207,000	207,000
[7,9]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.170%	9/2/14	40,385	40,385
[7,9]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.170%	9/2/14	19,165	19,165
[7,9]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	9/2/14	100,000	100,000
[7,9]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.170%	9/2/14	38,905	38,905
[7,9]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.170%	9/2/14	12,910	12,910
[7,9]	BlackRock Strategic Municipal Trust TOB VRDO	0.170%	9/2/14	9,820	9,820
[7,9]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.210%	9/5/14	13,000	13,000
7	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.210%	9/5/14	13,100	13,100
7	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.210%	9/5/14	6,400	6,400
Total Taxable Municipal Bonds (Cost $488,450)					488,450
Total Investments (99.8%) (Cost $130,301,756)					130,301,756
Other Assets and Liabilities (0.2%)
Other Assets					1,079,158
Liabilities					(771,397)
					307,761
Net Assets (100%)					130,609,517

Prime Money Market Fund

At August 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	130,608,091
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	1,426
Net Assets	130,609,517

Investor Shares—Net Assets
Applicable to 101,899,778,533 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	101,910,455
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 28,697,749,781 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,699,062
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.
6 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2014, the aggregate value of these securities was $18,844,200,000, representing 14.4% of net assets.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $1,763,775,000, representing 1.4% of net assets.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
9 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Obligation Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2014
($000)
Investment Income
Income
Interest[1]	202,081
Total Income	202,081
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,328
Management and Administrative—Investor Shares	134,377
Management and Administrative—Institutional Shares	20,074
Marketing and Distribution—Investor Shares	25,025
Marketing and Distribution—Institutional Shares	6,816
Custodian Fees	1,574
Auditing Fees	32
Shareholders’ Reports—Investor Shares	791
Shareholders’ Reports—Institutional Shares	152
Trustees’ Fees and Expenses	120
Total Expenses	192,289
Expense Reduction—Note B	(15,805)
Net Expenses	176,484
Net Investment Income	25,597
Realized Net Gain (Loss) on Investment Securities Sold	1,258
Net Increase (Decrease) in Net Assets Resulting from Operations	26,855
1 Interest income from an affiliated company of the fund was $1,110,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,597	36,500
Realized Net Gain (Loss)	1,258	1,603
Net Increase (Decrease) in Net Assets Resulting from Operations	26,855	38,103
Distributions
Net Investment Income
Investor Shares	(10,239)	(17,736)
Institutional Shares	(15,358)	(18,764)
Realized Capital Gain[1]
Investor Shares	(8,860)	—
Institutional Shares	(2,363)	—
Total Distributions	(36,820)	(36,500)
Capital Share Transactions
Investor Shares	(241,205)	11,946,615
Institutional Shares	1,686,487	2,471,452
Net Increase (Decrease) from Capital Share Transactions	1,445,282	14,418,067
Total Increase (Decrease)	1,435,317	14,419,670
Net Assets
Beginning of Period	129,174,200	114,754,530
End of Period	130,609,517	129,174,200
1 Includes fiscal 2014 short-term gain distributions totaling $11,223,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0004	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0004	.001	.001
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.02%	0.02%	0.04%	0.06%	0.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101,910	$102,160	$90,212	$92,404	$88,684
Ratio of Total Expenses to Average Net Assets	0.14%[3]	0.16%[3]	0.16%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	0.06%	0.08%

1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.17% for 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.001	.002	.002
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.001	.001	.002	.002
Distributions
Dividends from Net Investment Income	(. 001)	(. 001)	(. 001)	(. 002)	(. 002)
Distributions from Realized Capital Gains	(.000)[1]	—	—	—	—
Total Distributions	(. 001)	(. 001)	(. 001)	(. 002)	(. 002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.07%	0.11%	0.17%	0.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,699	$27,015	$24,543	$21,739	$19,107
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.05%	0.07%	0.11%	0.17%	0.22%
1 Distribution was less than $.001 per share.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The fund had no open repurchase agreements at August 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2014, or at any time during the period then ended.

Prime Money Market Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2014, the fund had contributed capital of $13,177,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the year ended August 31, 2014, Vanguard’s expenses were reduced by $15,805,000 (an effective annual rate of 0.02% of the average net assets of the Investor Share class).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Prime Money Market Fund

D. Capital share transactions for each class of shares were:

			Year Ended August 31,
		2014		2013
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	130,693,911	130,693,911	133,084,052	133,084,052
Issued in Lieu of Cash Distributions	18,799	18,799	17,373	17,373
Redeemed	(130,953,915)	(130,953,915)	(121,154,810)	(121,154,810)
Net Increase (Decrease)—Investor Shares	(241,205)	(241,205)	11,946,615	11,946,615
Institutional Shares
Issued	17,139,226	17,139,226	17,154,977	17,154,977
Issued in Lieu of Cash Distributions	17,388	17,388	18,370	18,370
Redeemed	(15,470,127)	(15,470,127)	(14,701,895)	(14,701,895)
Net Increase (Decrease) —Institutional Shares	1,686,487	1,686,487	2,471,452	2,471,452

E. Management has determined that no material events or transactions occurred subsequent to August 31, 2014, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2014

Financial Attributes

Ticker Symbol	VMFXX
Expense Ratio[1]	0.14%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	54 days

Sector Diversification (% of portfolio)
U.S. Government Obligations	96.1%
U.S. Treasury Bills	3.9
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. The lowest rating for each issue is used. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2014, the expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2004, Through August 31, 2014
Initial Investment of $10,000

		Average Annual Total Returns Periods Ended August 31, 2014

				Final Value of a $10,000 Investment
	One Year	Five Years	Ten Years

Federal Money Market Fund	0.02%	0.02%	1.62%	$11,741
Government Money Market Funds
Average	0.00	0.00	1.31	11,391
Citigroup Three-Month U.S. Treasury
Bill Index	0.04	0.07	1.51	11,643

Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2004, Through August 31, 2014
		Gov’t Money Market Funds Average

Fiscal Year	Total Returns	Total Returns
2005	2.26%	1.73%
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
7-day SEC yield (8/31/2014): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Average Annual Total Returns: Periods Ended June 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years

Federal Money Market Fund	7/13/1981	0.02%	0.02%	1.64%

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.4%)
2	Fannie Mae Discount Notes	0.080%	9/2/14	416	416
2	Fannie Mae Discount Notes	0.060%–0.100%	9/3/14	50,312	50,312
2	Fannie Mae Discount Notes	0.060%–0.070%	9/8/14	42,800	42,799
2	Fannie Mae Discount Notes	0.075%–0.095%	9/10/14	41,534	41,533
2	Fannie Mae Discount Notes	0.080%–0.095%	9/17/14	60,546	60,543
2	Fannie Mae Discount Notes	0.070%–0.080%	9/22/14	34,275	34,273
2	Fannie Mae Discount Notes	0.075%–0.088%	9/24/14	59,400	59,397
2	Fannie Mae Discount Notes	0.075%–0.085%	10/1/14	18,074	18,073
2	Fannie Mae Discount Notes	0.075%–0.090%	10/2/14	25,100	25,098
2	Fannie Mae Discount Notes	0.080%	10/6/14	3,713	3,713
2	Fannie Mae Discount Notes	0.080%	10/8/14	15,000	14,999
2	Fannie Mae Discount Notes	0.085%	10/14/14	3,647	3,647
2	Fannie Mae Discount Notes	0.080%–0.092%	10/15/14	18,800	18,798
2	Fannie Mae Discount Notes	0.080%–0.100%	11/12/14	13,564	13,561
2	Fannie Mae Discount Notes	0.085%–0.100%	11/17/14	11,100	11,098
2	Fannie Mae Discount Notes	0.070%–0.100%	11/19/14	24,950	24,945
2	Fannie Mae Discount Notes	0.085%–0.100%	11/26/14	10,000	9,998
2	Fannie Mae Discount Notes	0.090%	12/1/14	32,100	32,093
2	Fannie Mae Discount Notes	0.090%–0.100%	12/3/14	21,650	21,645
2	Fannie Mae Discount Notes	0.100%	12/10/14	12,300	12,296
2	Fannie Mae Discount Notes	0.100%	12/12/14	3,350	3,349
2	Fannie Mae Discount Notes	0.095%–0.110%	12/17/14	33,040	33,030
2	Fannie Mae Discount Notes	0.100%	12/24/14	10,910	10,907
2	Fannie Mae Discount Notes	0.095%	1/2/15	3,860	3,859
2	Fannie Mae Discount Notes	0.090%	1/5/15	6,700	6,698
2	Fannie Mae Discount Notes	0.100%–0.110%	1/21/15	26,480	26,469
2	Fannie Mae Discount Notes	0.095%–0.105%	1/28/15	24,300	24,290
2	Fannie Mae Discount Notes	0.120%	1/30/15	1,000	999
2	Fannie Mae Discount Notes	0.100%–0.115%	2/4/15	14,965	14,958
2	Fannie Mae Discount Notes	0.105%	2/17/15	4,100	4,098
2	Fannie Mae Discount Notes	0.110%	3/2/15	5,000	4,997
2	Fannie Mae Discount Notes	0.110%–0.120%	3/16/15	32,800	32,780
3	Federal Home Loan Bank Discount Notes	0.085%	9/5/14	25,000	25,000
3	Federal Home Loan Bank Discount Notes	0.070%–0.075%	9/10/14	3,700	3,700

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.080%	9/12/14	9,300	9,300
3	Federal Home Loan Bank Discount Notes	0.080%	9/15/14	12,000	12,000
3	Federal Home Loan Bank Discount Notes	0.075%–0.100%	9/19/14	11,000	11,000
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	9/24/14	9,900	9,899
3	Federal Home Loan Bank Discount Notes	0.080%	9/26/14	17,180	17,179
3	Federal Home Loan Bank Discount Notes	0.090%	10/2/14	5,000	5,000
3	Federal Home Loan Bank Discount Notes	0.080%	10/3/14	2,500	2,500
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	10/8/14	13,785	13,784
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	10/10/14	9,350	9,349
3	Federal Home Loan Bank Discount Notes	0.080%	10/15/14	3,106	3,106
3	Federal Home Loan Bank Discount Notes	0.080%–0.090%	10/17/14	36,504	36,500
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	10/22/14	71,634	71,625
3	Federal Home Loan Bank Discount Notes	0.078%–0.100%	10/24/14	64,969	64,961
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	10/29/14	41,519	41,513
3	Federal Home Loan Bank Discount Notes	0.070%–0.100%	10/31/14	41,954	41,948
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	11/5/14	22,000	21,997
3	Federal Home Loan Bank Discount Notes	0.080%–0.100%	11/7/14	5,855	5,854
3	Federal Home Loan Bank Discount Notes	0.080%–0.085%	11/12/14	45,530	45,522
3	Federal Home Loan Bank Discount Notes	0.080%	11/14/14	2,700	2,700
3	Federal Home Loan Bank Discount Notes	0.100%	11/19/14	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.100%–0.110%	11/28/14	5,917	5,915
3	Federal Home Loan Bank Discount Notes	0.110%	12/3/14	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.100%	12/11/14	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.110%	12/17/14	1,250	1,250
3	Federal Home Loan Bank Discount Notes	0.100%	12/24/14	2,190	2,189
3	Federal Home Loan Bank Discount Notes	0.100%	1/9/15	7,300	7,297
3	Federal Home Loan Bank Discount Notes	0.105%	1/16/15	8,900	8,896
3	Federal Home Loan Bank Discount Notes	0.110%	1/20/15	2,000	1,999
3	Federal Home Loan Bank Discount Notes	0.105%–0.130%	1/29/15	8,250	8,246
[3,4]	Federal Home Loan Banks	0.136%	10/1/14	6,000	6,000
[3,4]	Federal Home Loan Banks	0.101%	11/3/14	10,000	10,000
[3,4]	Federal Home Loan Banks	0.095%	11/25/14	60,000	59,998
[3,4]	Federal Home Loan Banks	0.106%	12/19/14	41,000	40,999
[3,4]	Federal Home Loan Banks	0.104%	2/5/15	120,000	119,998
[3,4]	Federal Home Loan Banks	0.096%	2/13/15	45,000	44,998
[3,4]	Federal Home Loan Banks	0.096%	2/20/15	60,000	59,995
[3,4]	Federal Home Loan Banks	0.095%	2/27/15	50,000	49,998
[3,4]	Federal Home Loan Banks	0.117%	3/10/15	2,500	2,500
[2,4]	Federal Home Loan Mortgage Corp.	0.156%	12/5/14	5,000	5,001
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	6/26/15	105,000	105,029
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	7/16/15	50,000	50,013
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	7/17/15	50,000	50,016
[2,4]	Federal Home Loan Mortgage Corp.	0.145%	11/25/15	60,000	60,000
[2,4]	Federal National Mortgage Assn.	0.137%	9/11/14	150,000	149,999
[2,4]	Federal National Mortgage Assn.	0.165%	1/20/15	10,000	10,002
[2,4]	Federal National Mortgage Assn.	0.125%	2/27/15	82,000	81,993
[2,4]	Federal National Mortgage Assn.	0.126%	8/5/15	30,000	29,994
2	Freddie Mac Discount Notes	0.060%–0.070%	9/2/14	18,720	18,720
2	Freddie Mac Discount Notes	0.080%–0.095%	9/4/14	12,450	12,450
2	Freddie Mac Discount Notes	0.065%–0.095%	9/5/14	5,600	5,600
2	Freddie Mac Discount Notes	0.070%	9/9/14	4,193	4,193
2	Freddie Mac Discount Notes	0.060%–0.070%	9/11/14	58,850	58,849
2	Freddie Mac Discount Notes	0.060%–0.070%	9/12/14	25,040	25,039
2	Freddie Mac Discount Notes	0.095%–0.100%	9/15/14	40,391	40,389

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
2 Freddie Mac Discount Notes	0.100%	9/16/14	1,600	1,600
2 Freddie Mac Discount Notes	0.070%–0.075%	9/24/14	33,179	33,177
2 Freddie Mac Discount Notes	0.080%	9/25/14	15,000	14,999
2 Freddie Mac Discount Notes	0.075%–0.080%	9/26/14	31,100	31,098
2 Freddie Mac Discount Notes	0.078%	9/29/14	4,000	4,000
2 Freddie Mac Discount Notes	0.072%–0.080%	10/6/14	29,494	29,492
2 Freddie Mac Discount Notes	0.070%	10/7/14	19,500	19,499
2 Freddie Mac Discount Notes	0.080%	10/14/14	11,600	11,599
2 Freddie Mac Discount Notes	0.080%	10/15/14	4,400	4,400
2 Freddie Mac Discount Notes	0.080%–0.085%	10/16/14	7,040	7,039
2 Freddie Mac Discount Notes	0.080%–0.090%	10/17/14	35,430	35,426
2 Freddie Mac Discount Notes	0.085%–0.090%	10/20/14	10,500	10,499
2 Freddie Mac Discount Notes	0.080%	10/21/14	3,000	3,000
2 Freddie Mac Discount Notes	0.080%	10/22/14	3,000	3,000
2 Freddie Mac Discount Notes	0.080%–0.090%	10/23/14	7,302	7,301
2 Freddie Mac Discount Notes	0.080%	10/24/14	18,500	18,498
2 Freddie Mac Discount Notes	0.080%–0.085%	10/27/14	24,381	24,378
2 Freddie Mac Discount Notes	0.085%	10/31/14	7,000	6,999
2 Freddie Mac Discount Notes	0.080%–0.090%	11/3/14	34,340	34,335
2 Freddie Mac Discount Notes	0.095%	11/4/14	2,500	2,500
2 Freddie Mac Discount Notes	0.085%–0.095%	11/10/14	9,825	9,823
2 Freddie Mac Discount Notes	0.070%–0.100%	11/12/14	7,730	7,729
2 Freddie Mac Discount Notes	0.085%–0.090%	11/13/14	14,465	14,462
2 Freddie Mac Discount Notes	0.080%–0.095%	11/17/14	10,727	10,725
2 Freddie Mac Discount Notes	0.090%	11/18/14	3,000	2,999
2 Freddie Mac Discount Notes	0.095%	11/19/14	10,350	10,348
2 Freddie Mac Discount Notes	0.090%	11/26/14	5,100	5,099
2 Freddie Mac Discount Notes	0.100%	12/1/14	3,081	3,080
2 Freddie Mac Discount Notes	0.100%	12/8/14	14,000	13,996
2 Freddie Mac Discount Notes	0.090%–0.100%	12/11/14	17,469	17,464
2 Freddie Mac Discount Notes	0.085%	12/15/14	1,000	1,000
2 Freddie Mac Discount Notes	0.100%–0.110%	12/22/14	15,080	15,075
2 Freddie Mac Discount Notes	0.100%	12/29/14	16,250	16,245
2 Freddie Mac Discount Notes	0.120%	1/12/15	2,500	2,499
2 Freddie Mac Discount Notes	0.130%	1/13/15	1,800	1,799
2 Freddie Mac Discount Notes	0.120%	1/14/15	1,005	1,005
2 Freddie Mac Discount Notes	0.130%	1/20/15	3,334	3,332
2 Freddie Mac Discount Notes	0.110%	1/21/15	4,900	4,898
2 Freddie Mac Discount Notes	0.120%	1/22/15	1,700	1,699
2 Freddie Mac Discount Notes	0.100%	2/2/15	7,300	7,297
2 Freddie Mac Discount Notes	0.105%	2/4/15	1,000	1,000
2 Freddie Mac Discount Notes	0.140%	2/9/15	1,405	1,404
2 Freddie Mac Discount Notes	0.110%	2/13/15	3,000	2,998
2 Freddie Mac Discount Notes	0.110%	3/16/15	7,100	7,096
2 Freddie Mac Discount Notes	0.110%	3/17/15	38,900	38,877
United States Treasury Bill	0.060%	12/11/14	25,000	24,996
United States Treasury Bill	0.068%	12/18/14	25,000	24,995
United States Treasury Bill	0.065%	1/2/15	25,000	24,994
United States Treasury Note/Bond	0.250%	9/15/14	10,000	10,001
United States Treasury Note/Bond	0.250%	9/30/14	60,000	60,008
United States Treasury Note/Bond	2.375%	9/30/14	3,500	3,506
United States Treasury Note/Bond	0.250%	10/31/14	4,000	4,001
United States Treasury Note/Bond	2.375%	10/31/14	35,000	35,132
United States Treasury Note/Bond	0.375%	11/15/14	5,500	5,503
United States Treasury Note/Bond	4.250%	11/15/14	8,654	8,728

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Note/Bond	0.250%	11/30/14	50,000	50,022
United States Treasury Note/Bond	2.125%	11/30/14	2,670	2,683
United States Treasury Note/Bond	4.000%	2/15/15	25,000	25,445
United States Treasury Note/Bond	0.250%	2/28/15	37,000	37,031
United States Treasury Note/Bond	2.375%	2/28/15	32,500	32,871
Total U.S. Government and Agency Obligations (Cost $3,121,375)				3,121,375
Total Investments (100.4%) (Cost $3,121,375)				3,121,375
Other Assets and Liabilities (-0.4%)
Other Assets				22,573
Liabilities				(35,576)
				(13,003)
Net Assets (100%)
Applicable to 3,107,837,915 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,108,372
Net Asset Value Per Share				$1.00

At August 31, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				3,108,347
Undistributed Net Investment Income				—
Accumulated Net Realized Gains				25
Net Assets				3,108,372

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2014
($000)
Investment Income
Income
Interest	3,333
Total Income	3,333
Expenses
The Vanguard Group—Note B
Investment Advisory Services	86
Management and Administrative	2,879
Marketing and Distribution	547
Custodian Fees	40
Auditing Fees	32
Shareholders’ Reports	36
Trustees’ Fees and Expenses	4
Total Expenses	3,624
Expense Reduction—Note B	(622)
Net Expenses	3,002
Net Investment Income	331
Realized Net Gain (Loss) on Investment Securities Sold	18
Net Increase (Decrease) in Net Assets Resulting from Operations	349

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2014 ($000)	2013 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	331	512
Realized Net Gain (Loss)	18	61
Net Increase (Decrease) in Net Assets Resulting from Operations	349	573
Distributions
Net Investment Income	(331)	(512)
Realized Capital Gain[1]	(206)	—
Total Distributions	(537)	(512)
Capital Share Transactions (at $1.00 per share)
Issued	307,101	345,150
Issued in Lieu of Cash Distributions	528	503
Redeemed	(720,738)	(927,215)
Net Increase (Decrease) from Capital Share Transactions	(413,109)	(581,562)
Total Increase (Decrease)	(413,297)	(581,501)
Net Assets
Beginning of Period	3,521,669	4,103,170
End of Period	3,108,372	3,521,669
1 Includes fiscal 2014 short-term gain distributions totaling $206,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0001	.0001	.0002	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0001	.0001	.0002	.0004
Distributions
Dividends from Net Investment Income	(.0001)	(.0001)	(.0001)	(.0002)	(.0004)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—
Total Distributions	(.0001)	(.0001)	(.0001)	(.0002)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.02%	0.01%	0.01%	0.02%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,108	$3,522	$4,103	$4,794	$6,048
Ratio of Expenses to Average Net Assets	0.09%[3]	0.13%[3]	0.12%[3]	0.19%[3]	0.22%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.01%	0.01%	0.02%	0.04%

1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2014, 0.14% for 2013, 0.16% for 2012, and 0.20% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The fund had no open repurchase agreements at August 31, 2014.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Federal Money Market Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2014, the fund had contributed capital of $318,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the year ended August 31, 2014, Vanguard’s expenses were reduced by $622,000 (an effective annual rate of 0.02% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2014, that would require recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2014

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	58 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%
A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by nationally recognized statistical rating organizations. Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. The lowest rating for each issue is used. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. For more information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 23, 2013, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2014, the expense ratio was 0.05%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.09%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2004, Through August 31, 2014
Initial Investment of $50,000

	Average Annual Total Returns Periods Ended August 31, 2014

One Year		Five Years	Ten Years	Final Value of a $50,000 Investment

Admiral Treasury Money Market
Fund	0.01%	0.02%	1.52%	$58,147
iMoneyNet Money Fund Report’s
100% Treasury Funds Average	0.00	0.00	1.16	56,124
Citigroup Three-Month U.S. Treasury
Bill Index	0.04	0.07	1.51	58,213

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2004, Through August 31, 2014
		iMoneyNet Average Total Returns

Fiscal Year	Total Returns
2005	2.29%	1.61%
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
7-day SEC yield (8/31/2014): 0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years

Admiral Treasury Money Market
Fund	12/14/1992	0.01%	0.02%	1.54%

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec. gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.8%)
United States Treasury Bill	0.035%	9/4/14	833,694	833,692
United States Treasury Bill	0.038%	9/11/14	800,000	799,992
United States Treasury Bill	0.037%	9/18/14	795,000	794,986
United States Treasury Bill	0.040%	10/2/14	380,000	379,987
United States Treasury Bill	0.031%	10/9/14	550,000	549,982
United States Treasury Bill	0.025%	10/23/14	212,000	211,992
United States Treasury Bill	0.034%	10/30/14	725,000	724,960
United States Treasury Bill	0.026%	11/6/14	900,000	899,958
United States Treasury Bill	0.028%	11/13/14	690,000	689,962
United States Treasury Bill	0.035%	11/20/14	920,000	919,928
United States Treasury Bill	0.028%	11/28/14	950,000	949,936
United States Treasury Bill	0.058%–0.065%	12/11/14	125,010	124,990
United States Treasury Bill	0.056%	2/5/15	160,000	159,961
2 United States Treasury Floating Rate Note	0.100%	7/31/16	150,000	150,000
United States Treasury Note/Bond	0.250%	9/30/14	309,000	309,048
United States Treasury Note/Bond	2.375%	9/30/14	182,000	182,337
United States Treasury Note/Bond	0.500%	10/15/14	200,000	200,106
United States Treasury Note/Bond	0.250%	10/31/14	55,000	55,018
United States Treasury Note/Bond	4.250%	11/15/14	635,000	640,407
United States Treasury Note/Bond	0.375%	11/15/14	115,000	115,071
United States Treasury Note/Bond	2.125%	11/30/14	585,000	587,953
United States Treasury Note/Bond	0.250%	11/30/14	65,000	65,028
Total U.S. Government and Agency Obligations (Cost $10,345,294)				10,345,294
Total Investments (99.8%) (Cost $10,345,294)				10,345,294
Other Assets and Liabilities (0.2%)
Other Assets				24,492
Liabilities				(5,171)
				19,321
Net Assets (100%)
Applicable to 10,361,612,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)
				10,364,615
Net Asset Value Per Share				$1.00

Admiral Treasury Money Market Fund

At August 31, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	10,364,652
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(37)
Net Assets	10,364,615

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2014
($000)
Investment Income
Income
Interest	6,392
Total Income	6,392
Expenses
The Vanguard Group—Note B
Investment Advisory Services	285
Management and Administrative	7,769
Marketing and Distribution	1,606
Custodian Fees	115
Auditing Fees	27
Shareholders’ Reports	64
Trustees’ Fees and Expenses	9
Total Expenses	9,875
Expense Reduction—Note B	(4,579)
Net Expenses	5,296
Net Investment Income	1,096
Realized Net Gain (Loss) on Investment Securities Sold	(54)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,042

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,096	1,989
Realized Net Gain (Loss)	(54)	3
Net Increase (Decrease) in Net Assets Resulting from Operations	1,042	1,992
Distributions
Net Investment Income	(1,096)	(1,989)
Realized Capital Gain[1]	(185)	—
Total Distributions	(1,281)	(1,989)
Capital Share Transactions (at $1.00 per share)
Issued	615,277	733,020
Issued in Lieu of Cash Distributions	1,248	1,932
Redeemed	(1,911,196)	(2,429,133)
Net Increase (Decrease) from Capital Share Transactions	(1,294,671)	(1,694,181)
Total Increase (Decrease)	(1,294,910)	(1,694,178)
Net Assets
Beginning of Period	11,659,525	13,353,703
End of Period	10,364,615	11,659,525
1 Includes fiscal 2014 short-term gain distributions totaling $185,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0001	.0002	.0003
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0001	.0002	.0003
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0001)	(.0002)	(.0003)
Distributions from Realized Capital Gains	(.0000)[1]	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0001)	(.0002)	(.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.01%	0.02%	0.01%	0.02%	0.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,365	$11,660	$13,354	$15,314	$18,726
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.08%[3]	0.05%[3]	0.11%[3]	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.01%	0.02%	0.03%

1 Distributions from realized capital gains were less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2014, 0.09% for 2013, 0.10% for 2012, and 0.12% for 2011. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2011–2014), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2014, the fund had contributed capital of $1,058,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the year ended August 31, 2014, Vanguard’s expenses were reduced by $4,579,000 (an effective annual rate of 0.04% of the fund’s average net assets).

Admiral Treasury Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to August 31, 2014, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund and Vanguard Federal Money Market Fund (constituting separate portfolios of Vanguard Money Market Reserves) and Vanguard Admiral Treasury Money Market Fund (constituting a separate portfolio of Vanguard Admiral Funds) (hereafter referred to as the “Funds”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 10, 2014

Special 2014 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2014, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 74.5% of income dividends are interest-related dividends.

Special 2014 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2014, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2014 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund
This information for the fiscal year ended August 31, 2014, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2014
	Beginning Account Value 2/28/2014	Ending Account Value 8/31/2014	Expenses Paid During Period

Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.05	$0.76
Institutional Shares	1,000.00	1,000.29	0.50
Federal Money Market Fund	$1,000.00	$1,000.05	$0.45
Admiral Treasury Money Market Fund	$1,000.00	$1,000.05	$0.20
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
Institutional Shares	1,000.00	1,024.70	0.51
Federal Money Market Fund	$1,000.00	$1,024.75	$0.46
Admiral Treasury Money Market Fund	$1,000.00	$1,025.00	$0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.15% for Investor Shares and 0.10% for Institutional Shares; for the Federal Money Market Fund, 0.09%; and for the Admiral Treasury Money Market Fund, 0.04%. The annualized six-month expense ratios for the Prime Money Market Fund Investor Shares, the Federal Money Market Fund, and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Prime Money Market Fund Investor Shares, 0.16%; for the Federal Money Market Fund, 0.11%; for the Admiral Treasury Money Market Fund, 0.09%.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods size=2>of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2014: $64,000 Fiscal Year Ended August 31, 2013: $57,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2014: $6,605,127
Fiscal Year Ended August 31, 2013: $5,714,113

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2014: $2,176,479
Fiscal Year Ended August 31, 2013: $1,552,950

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2014: $316,869
Fiscal Year Ended August 31, 2013: $110,000

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2014: $198,163
Fiscal Year Ended August 31, 2013: $132,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2014: $515,032
Fiscal Year Ended August 31, 2013: $242,000

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 22, 2014
VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 22, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number

2-17620, Incorporated by Reference.